REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2018
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The Company’s and Savings Bank’s actual capital ratios for fiscal 2018 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2018
	WVS		West View

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$34,205	18.18%	$31,976	17.01%
To Be Well Capitalized	12,229	6.50	12,222	6.50
For Capital Adequacy Purposes	8,467	4.50	8,461	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$34,205	18.18%	$31,976	17.01%
To Be Well Capitalized	15,052	8.00	15,042	8.00
For Capital Adequacy Purposes	11,289	6.00	11,281	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$34,712	18.45%	$32,483	17.28%
To Be Well Capitalized	18,815	10.00	18,803	10.00
For Capital Adequacy Purposes	15,052	8.00	15,042	8.00
Tier I Capital (to Average Total Assets)
Actual	$34,205	9.65%	$31,976	9.03%
To Be Well Capitalized	17,718	5.00	17,712	5.00
For Capital Adequacy Purposes	14,174	4.00	14,170	4.00

	June 30, 2017
	WVS		West View

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$33,231	19.40%	$31,421	18.35%
To Be Well Capitalized	11,135	6.50	11,128	6.50
For Capital Adequacy Purposes	7,709	4.50	7,704	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$33,231	19.40%	$31,421	18.35%
To Be Well Capitalized	13,704	8.00	13,696	8.00
For Capital Adequacy Purposes	10,278	6.00	10,272	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$33,688	19.67%	$31,878	18.62%
To Be Well Capitalized	17,131	10.00	17,120	10.00
For Capital Adequacy Purposes	13,704	8.00	13,696	8.00
Tier I Capital (to Average Total Assets)
Actual	$33,231	9.53%	$31,421	9.02%
To Be Well Capitalized	17,427	5.00	17,422	5.00
For Capital Adequacy Purposes	13,942	4.00	13,937	4.00